[SHIP]
                            [THE VANGUARD GROUP LOGO]
                     VANGUARD(R) FUNDS PROSPECTUS SUPPLEMENT

                           IMPORTANT INFORMATION ABOUT
              A NEW REDEMPTION FEE FOR VANGUARD INTERNATIONAL FUNDS
                             EFFECTIVE JUNE 27, 2003

     A new fee on redemptions within two months of purchase applies to the following Vanguard international funds:

                     Vanguard(R)Developed Markets Index Fund
                  Vanguard(R)Emerging Markets Stock Index Fund*
                      Vanguard(R) European Stock Index Fund
             Vanguard(R) Institutional Developed Markets Index Fund
                   Vanguard(R) International Explorer(TM) Fund
                      Vanguard(R) International Growth Fund
                      Vanguard(R) International Value Fund
                      Vanguard(R) Pacific Stock Index Fund
                Vanguard(R) Total International Stock Index Fund


Effective June 27, 2003, each of these funds will charge a 2% fee on shares redeemed (either by selling, by exchanging to another fund, or by application of the low-balance account closure policy) within two months of purchase. Shares held for two months or more are not subject to the 2% fee. This policy applies only to shares purchased on or after June 27, 2003.
     The funds, intended for long-term investors, can experience substantial price fluctuations. Short-term investors who move assets into and out of the funds, including investors attempting to profit from these fluctuations, create transaction costs that are borne by all shareholders. The new fee ensures that short-term investors pay their share of the funds' transaction costs and that long-term investors do not subsidize the activities of short-term traders.
     Shares you have held the longest will always be redeemed first. If you transfer your shares to a different account registration or convert them to a different share class, the shares will retain their original purchase date for redemption-fee policy purposes. If you transfer or convert less than 100% of your account balance, we will carry over the redemption fee status of your shares on a proportionate basis.

                                                                  (over, please)

     Each fund may waive the redemption fee for certain categories of investors. Each fund may also further modify its redemption policies at any time without giving advance notice to shareholders.

* Vanguard Emerging Markets Stock Index Fund currently assesses a 0.5% fee on all shares redeemed. When the fund adopts the new 2% short-term redemption fee, shareholders will be subject to it on shares redeemed within two months of purchase, but not to the 0.5% redemption fee. Shares held for two months or more from the date of purchase will not be subject to the 2% redemption fee, but will be subject to the 0.5% redemption fee.



(C)2003 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PSMRF 042003

                                     [SHIP]
                            [THE VANGUARD GROUP LOGO]
                     VANGUARD(R) FUNDS PROSPECTUS SUPPLEMENT

                           IMPORTANT INFORMATION ABOUT
              A NEW REDEMPTION FEE FOR VANGUARD INTERNATIONAL FUNDS
                             EFFECTIVE JUNE 27, 2003

     A new fee on redemptions within two months of purchase applies to the following Vanguard international funds:

                     Vanguard(R)Developed Markets Index Fund
                  Vanguard(R)Emerging Markets Stock Index Fund*
                      Vanguard(R) European Stock Index Fund
             Vanguard(R) Institutional Developed Markets Index Fund
                   Vanguard(R) International Explorer(TM) Fund
                      Vanguard(R) International Growth Fund
                      Vanguard(R) International Value Fund
                      Vanguard(R) Pacific Stock Index Fund
                Vanguard(R) Total International Stock Index Fund


Effective June 27, 2003, each of these funds will charge a 2% fee on shares redeemed (either by selling, or by exchanging to another fund) within two months of purchase. Shares held for two months or more are not subject to the 2% fee. This policy applies only to shares purchased on or after June 27, 2003.
     The funds, intended for long-term investors, can experience substantial price fluctuations. Short-term investors who move assets into and out of the funds, including investors attempting to profit from these fluctuations, create transaction costs that are borne by all shareholders. The new fee ensures that short-term investors pay their share of the funds' transaction costs and that long-term investors do not subsidize the activities of short-term traders.
     Shares you have held the longest will always be redeemed first. If you transfer your shares to a different account registration or convert them to a different share class, the shares will retain their original purchase date for redemption-fee policy purposes. If you transfer or convert less than 100% of your account balance, we will carry over the redemption fee status of your shares on a proportionate basis.

                                                                  (over, please)

     Each fund may waive the redemption fee for certain categories of investors. Each fund may also further modify its redemption policies at any time without giving advance notice to shareholders.

* Vanguard Emerging Markets Stock Index Fund currently assesses a 0.5% fee on all shares redeemed. When the fund adopts the new 2% short-term redemption fee, shareholders will be subject to it on shares redeemed within two months of purchase, but not to the 0.5% redemption fee. Shares held for two months or more from the date of purchase will not be subject to the 2% redemption fee, but will be subject to the 0.5% redemption fee.

                                     [SHIP]
                            [THE VANGUARD GROUP LOGO]

                     VANGUARD(R) FUNDS PROSPECTUS SUPPLEMENT

                           IMPORTANT INFORMATION ABOUT
               VANGUARD'S NEW EXCHANGE PRIVILEGES FOR PARTICIPANTS
                             EFFECTIVE JUNE 27, 2003

New exchange privileges for most of Vanguard's international stock funds apply to participants in employer-sponsored retirement or savings plans that permit exchanges. The chart below details the exchange privileges for participants and replaces the exchange information contained in the accompanying prospectus. Note that the funds reserve the right to further amend their exchange privileges at any time, for any reason, and without prior notice to shareholders. If there is a difference between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

-----------------------------------------------------------------------------------------------------------------------------
Exchange Policies         Vanguard(R) Developed Markets Index Fund                 All Other Funds
for Plan Participants     Vanguard(R) Emerging Markets Stock Index Fund
                          Vanguard(R) European Stock Index Fund
                          Vanguard(R) Institutional Developed Markets Index Fund
                          Vanguard(R) International Explorer(TM) Fund
                          Vanguard(R) International Growth Fund
                          Vanguard(R) International Value Fund
                          Vanguard(R) Pacific Stock Index Fund
                          Vanguard(R) Total International Stock Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Exchanges out of          Permitted subject to these limitations:                  Permitted subject to these limitations:
a fund
                        o You must wait 90 days before exchanging back into the    o No more than four substantive
                          fund by any means.                                         "round trips," at least 90 days apart,
                                                                                     through a non-money-market fund during
                        o The fund's 90-day "clock" restarts after every             any 12-month period.
                          exchange out of the fund.
                                                                                   "Substantive" means a dollar amount
                          Exchanges out of the fund will have no effect on         that Vanguard determines, in its sole
                          your ability to make your usual contributions to the     discretion, could adversely affect the
                          fund through your employer's plan.                       management of a fund. A "round trip" is
                                                                                   a redemption from a fund (by any means)
                                                                                   followed by a purchase back into the fund
                                                                                   (by any means).
-----------------------------------------------------------------------------------------------------------------------------
Exchanges into a fund     Permitted for all accounts subject to the limitations    Permitted for all accounts subject to the
                          described above.                                         limitations described above.
-----------------------------------------------------------------------------------------------------------------------------



(C)2003 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PSRFEP 042003